Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Assets
Securities available-for-sale amortized cost	$ 18,584	$ 23,855
Securities held-to-maturity estimated fair value	68,390	82,859
Allowance for loan losses	$ 8,559	$ 8,331
Stockholders Equity
Preferred Stock shares Authorized	5,000,000	5,000,000
Preferred Stock shares Issued	0	0
Common Stock Shares par value	$ 0.01	$ 0.01
Common Stock Shares Authorized	10,000,000	10,000,000
Common Stock Shares Issued	4,734,035	4,688,697
Common Stock Shares Outstanding	2,033,336	2,062,040
Treasury Stock	2,700,699	2,626,657